INVESTMENT SECURITIES (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2011 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2010 Greek Governments Debt Securities [Member] EUR (€)		Dec. 31, 2009 Greek Governments Debt Securities [Member] EUR (€)	Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2009 Debt securities issued by other governments and public entities EUR (€)	Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Domestic Equity Securities [Member] EUR (€)	Dec. 31, 2010 Domestic Equity Securities [Member] EUR (€)		Dec. 31, 2011 Foreign Equity Securities [Member] EUR (€)	Dec. 31, 2010 Foreign Equity Securities [Member] EUR (€)		Dec. 31, 2011 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Mutual Fund Units [Member] EUR (€)		Dec. 31, 2009 Mutual Fund Units [Member] EUR (€)	Dec. 31, 2011 Total Available For Sale Securities [Member] EUR (€)	Dec. 31, 2010 Total Available For Sale Securities [Member] EUR (€)		Dec. 31, 2011 Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Foreign Treasury Bills [Member] EUR (€)		Dec. 31, 2011 Corporate Debt Securities Member EUR (€)	Dec. 31, 2010 Corporate Debt Securities Member EUR (€)	Dec. 31, 2009 Corporate Debt Securities Member EUR (€)	Dec. 31, 2011 Equity Securities Member EUR (€)	Dec. 31, 2010 Equity Securities Member EUR (€)	Dec. 31, 2009 Equity Securities Member EUR (€)	Dec. 31, 2011 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2010 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)	Dec. 31, 2009 Other Than Temporary Impairment Of Greek Government Bonds Due To Private Sector Involvement [Member] EUR (€)
Available For Sale Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost							€ 3,730,682,000	€ 9,581,861,000	[1]		€ 3,154,367,000	€ 3,671,148,000	[1]		€ 701,889,000	€ 1,093,095,000	[1]	€ 715,904,000	€ 1,414,465,000	[1]	€ 56,968,000	€ 145,444,000	[1]	€ 42,107,000	€ 145,022,000	[1]	€ 452,200,000	€ 510,566,000	[1]		€ 9,035,247,000	€ 16,781,722,000	[1]	€ 181,130,000	€ 220,121,000	[1]
Gross Unrealized Gains							0	0	[1]		7,840,000	92,991,000	[1]		685,000	3,000	[1]	32,653,000	66,649,000	[1]	817,000	1,535,000	[1]	6,121,000	4,394,000	[1]	2,254,000	6,296,000	[1]		50,423,000	171,870,000	[1]	53,000	2,000	[1]
Gross unrealized (Losses)							(33,304,000)	(2,925,797,000)	[1]		(108,456,000)	(3,433,000)	[1]		(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]		(513,946,000)	(3,265,082,000)	[1]	(733,000)	(1,803,000)	[1]
Available-for-sale securities	11,339,759,000	8,571,724,000	13,688,510,000	[1]			3,697,378,000	6,656,064,000	[1]		3,053,751,000	3,760,706,000	[1]		460,526,000	838,788,000	[1]	654,882,000	1,422,292,000	[1]	57,620,000	146,496,000	[1]	44,955,000	146,498,000	[1]	422,162,000	499,346,000	[1]		8,571,724,000	13,688,510,000	[1]	180,450,000	218,320,000	[1]
Available For Sale Securities Continuous Unrealized Loss Position Fair Value Aggregate Losses [Abstract]
Fair Value Less than 12 months							1,327,674,000	2,359,733,000	[1]		2,403,878,000	149,404,000	[1]		17,900,000	203,619,000	[1]	137,609,000	112,656,000	[1]	506,000	1,334,000	[1]	3,274,000	14,829,000	[1]	231,391,000	248,259,000	[1]		4,151,554,000	3,143,860,000	[1]	29,322,000	54,026,000	[1]
Unrealized Losses Less than 12 months							(33,304,000)	(688,778,000)	[1]		(91,797,000)	(2,966,000)	[1]		(9,467,000)	(12,047,000)	[1]	(16,698,000)	(4,294,000)	[1]	(165,000)	(453,000)	[1]	(3,063,000)	(2,040,000)	[1]	(23,362,000)	(4,209,000)	[1]		(178,589,000)	(716,590,000)	[1]	(733,000)	(1,803,000)	[1]
Fair Value 12 months or longer							0	3,944,167,000	[1]		60,037,000	46,623,000	[1]		335,976,000	632,081,000	[1]	216,391,000	417,257,000	[1]	0	127,000	[1]	1,121,000	2,024,000	[1]	74,011,000	131,327,000	[1]		687,536,000	5,173,606,000	[1]	0	0	[1]
Unrealized Losses 12 months or longer							0	(2,237,019,000)	[1]		(16,659,000)	(467,000)	[1]		(232,581,000)	(242,263,000)	[1]	(76,977,000)	(54,528,000)	[1]	0	(30,000)	[1]	(210,000)	(878,000)	[1]	(8,930,000)	(13,307,000)	[1]		(335,357,000)	(2,548,492,000)	[1]	0	0	[1]
Fair Value Total							1,327,674,000	6,303,900,000	[1]		2,463,915,000	196,027,000	[1]		353,876,000	835,700,000	[1]	354,000,000	529,913,000	[1]	506,000	1,461,000	[1]	4,395,000	16,853,000	[1]	305,402,000	379,586,000	[1]		4,839,090,000	8,317,466,000	[1]	29,322,000	54,026,000	[1]
Unrealized Losses Total							(33,304,000)	(2,925,797,000)	[1]		(108,456,000)	(3,433,000)	[1]		(242,048,000)	(254,310,000)	[1]	(93,675,000)	(58,822,000)	[1]	(165,000)	(483,000)	[1]	(3,273,000)	(2,918,000)	[1]	(32,292,000)	(17,516,000)	[1]		(513,946,000)	(3,265,082,000)	[1]	(733,000)	(1,803,000)	[1]
Net Gains Losses On Available For Sale Securities [Abstract]
Gross realized gains on sales		131,836,000	198,010,000		398,149,000		83,573,000	3,138,000		222,052,000	21,607,000	177,592,000		125,462,000													11,832,000	8,226,000		18,670,000							13,108,000	4,666,000	19,041,000	1,716,000	4,388,000	12,924,000
Gross realized losses on sales of available for sale securities		(151,302,000)	(83,051,000)		(48,220,000)		(142,205,000)	(68,507,000)		(16,153,000)	(7,410,000)	(12,387,000)		(3,439,000)													(87,000)	(14,000)		(378,000)							(316,000)	(2,143,000)	(20,512,000)	(1,284,000)	0	(7,738,000)
Net gains/(losses) on available-for-sale securities	(25,752,000)	(19,466,000)	114,959,000	[1]	349,929,000	[1]
Other-Than-Temporary-Impairment		(9,173,713,000)	(89,497,000)		(358,328,000)																						(36,460,000)	(4,299,000)		(19,712,000)							(142,973,000)	0	(151,474,000)	(223,366,000)	(85,198,000)	(187,142,000)	(8,770,914,000)	0	0
Net gains / (losses) on investment securities	(12,161,898,000)	(9,193,179,000)	25,462,000	[1]	(8,399,000)	[1]
Scheduled Maturities Of Available For Sale Securities Amortized Cost [Abstract]
Due in one year or less		541,384,000	1,110,912,000	[1]
Due from one to five years		4,524,571,000	6,121,884,000	[1]
Due from five to ten years		2,085,817,000	4,672,859,000	[1]
Due after ten years		1,332,200,000	4,075,035,000	[1]
Total debt securities		8,483,972,000	15,980,690,000	[1]
Other non debt securities		551,275,000	801,032,000	[1]
Total		9,035,247,000	16,781,722,000	[1]
Scheduled Maturities Of Available For Sale Securities Fair Value [Abstract]
Due in one year or less		520,431,000	1,096,958,000	[1]
Due from one to five years		4,293,808,000	5,633,279,000	[1]
Due from five to ten years		1,947,161,000	3,627,756,000	[1]
Due after ten years		1,285,587,000	2,538,177,000	[1]
Total debt securities		8,046,987,000	12,896,170,000	[1]
Other non debt securities		524,737,000	792,340,000	[1]
Total		8,571,724,000	13,688,510,000	[1]
Available For Sale Securities Textuals [Abstract]
Trading Reclass to AFS			200,400,000
AFS Reclass to HTM			1,912,600,000
AFS pledged as collateral		€ 4,923,700,000	€ 6,483,000,000
For the majority of these investments the unrealized loss is less than					20.00%
And the remaining unrealized loss is marginally above					20.00%
All mutual fund units with unrealized losses existing for twelve months or more have losses of less than					20.00%

[1]	As restated. See Note 43 for more information.